GENERAL (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 08, 2014
Aimetis [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 4,520	$ 4,520
Aimetis [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	3,759	3,759
Aimetis [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	761	$ 761
Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				2,050	$ 2,050
Fiber Company [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				1,337	1,337
Fiber Company [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				315	315
Fiber Company [Member] | Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 398	$ 398